1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 24, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Alpine Series Trust (the “Trust”)
   Securities Act File No. (333-75786)
Investment Company Act File No. (811-10405)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 28, 2017, as amended March 6, 2017, for the Trust filed under Rule 497 with the Securities and Exchange Commission on March 6, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
Neesa P. Sood, Willkie Farr & Gallagher LLP

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